UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (38.6%)
2	Fannie Mae Discount Notes	0.150%	12/20/10	236,000	235,981
2	Fannie Mae Discount Notes	0.160%	12/22/10	161,000	160,985
2	Fannie Mae Discount Notes	0.190%	1/12/11	374,000	373,917
2	Fannie Mae Discount Notes	0.180%	2/16/11	122,800	122,753
2	Federal Home Loan Bank Discount Notes	0.190%	12/3/10	104,800	104,799
2	Federal Home Loan Bank Discount Notes	0.150%	12/8/10	333,500	333,490
2	Federal Home Loan Bank Discount Notes	0.190%	12/15/10	65,290	65,285
2	Federal Home Loan Bank Discount Notes	0.190%	12/17/10	787,250	787,183
2	Federal Home Loan Bank Discount Notes	0.150%	1/5/11	55,000	54,992
2	Federal Home Loan Bank Discount Notes	0.160%	1/7/11	118,000	117,981
2	Federal Home Loan Bank Discount Notes	0.150%–0.180%	1/12/11	665,000	664,878
2	Federal Home Loan Bank Discount Notes	0.150%–0.190%	1/14/11	1,097,000	1,096,749
2	Federal Home Loan Bank Discount Notes	0.190%	2/2/11	40,325	40,312
2	Federal Home Loan Bank Discount Notes	0.180%	2/16/11	291,280	291,168
2	Federal Home Loan Bank Discount Notes	0.200%	2/25/11	52,000	51,975
[2,3] Federal Home Loan Banks		0.156%	5/13/11	1,079,640	1,079,539
[2,3] Federal Home Loan Banks		0.221%	1/9/12	593,000	592,788
[2,3] Federal Home Loan Banks		0.223%	1/23/12	425,000	424,877
[2,3] Federal Home Loan Banks		0.218%	1/26/12	405,000	404,858
[2,3] Federal Home Loan Banks		0.217%	2/1/12	750,000	749,717
[2,3] Federal Home Loan Banks		0.219%	2/3/12	122,000	121,956
[2,3] Federal Home Loan Banks		0.224%	2/3/12	484,000	483,830
[2,3] Federal Home Loan Mortgage Corp.		0.340%	4/7/11	3,247,000	3,246,920
[2,3] Federal Home Loan Mortgage Corp.		0.196%	5/4/11	500,000	499,959
[2,3] Federal Home Loan Mortgage Corp.		0.216%	8/5/11	1,250,000	1,250,147
[2,3] Federal Home Loan Mortgage Corp.		0.213%	12/16/11	515,000	514,783
[2,3] Federal Home Loan Mortgage Corp.		0.203%	12/21/11	1,500,000	1,499,201
[2,3] Federal Home Loan Mortgage Corp.		0.213%	2/16/12	470,400	470,162
[2,3] Federal National Mortgage Assn.		0.166%	5/13/11	3,000,000	2,999,866
[2,3] Federal National Mortgage Assn.		0.155%	7/27/11	2,000,000	1,999,477
[2,3] Federal National Mortgage Assn.		0.163%	8/11/11	1,000,000	999,581
[2,3] Federal National Mortgage Assn.		0.273%	8/23/12	1,455,500	1,454,736
[2,3] Federal National Mortgage Assn.		0.283%	9/17/12	988,000	987,642
[2,3] Federal National Mortgage Assn.		0.273%	11/23/12	1,772,795	1,771,731
2	Freddie Mac Discount Notes	0.190%	12/13/10	240,761	240,746
2	Freddie Mac Discount Notes	0.160%	12/15/10	21,001	21,000
2	Freddie Mac Discount Notes	0.150%	12/21/10	100,000	99,992
2	Freddie Mac Discount Notes	0.180%	1/3/11	163,000	162,973
2	Freddie Mac Discount Notes	0.180%	1/10/11	326,800	326,735
2	Freddie Mac Discount Notes	0.180%	2/14/11	57,534	57,512
	United States Treasury Bill	0.145%	12/2/10	1,250,000	1,249,995
	United States Treasury Bill	0.153%–0.160%	12/23/10	2,000,000	1,999,807
	United States Treasury Bill	0.135%–0.155%	12/30/10	2,650,000	2,649,676
	United States Treasury Bill	0.135%	2/17/11	1,000,000	999,707
	United States Treasury Bill	0.156%–0.161%	2/24/11	1,500,000	1,499,442
	United States Treasury Bill	0.165%	4/14/11	1,000,000	999,386
	United States Treasury Bill	0.170%	4/28/11	1,000,000	999,301
	United States Treasury Bill	0.160%	5/12/11	1,500,000	1,498,920
	United States Treasury Bill	0.194%–0.195%	5/26/11	2,400,000	2,397,716

United States Treasury Note/Bond	0.875%	2/28/11	495,000	495,884
Total U.S. Goverment and Agency Obligations (Cost $41,753,010)				41,753,010
Commercial Paper (13.3%)
Finance - Auto (1.8%)
American Honda Finance Corp.	0.250%	12/3/10	177,450	177,448
American Honda Finance Corp.	0.250%	12/6/10	64,000	63,998
American Honda Finance Corp.	0.250%	1/7/11	33,500	33,491
American Honda Finance Corp.	0.230%	2/2/11	51,800	51,779
American Honda Finance Corp.	0.230%	2/15/11	55,700	55,673
American Honda Finance Corp.	0.230%	2/17/11	177,000	176,912
American Honda Finance Corp.	0.230%	2/22/11	60,500	60,468
American Honda Finance Corp.	0.230%	2/23/11	80,000	79,957
American Honda Finance Corp.	0.240%	3/2/11	47,000	46,971
Toyota Credit Canada Inc.	0.330%	2/25/11	61,000	60,952
Toyota Credit Canada Inc.	0.391%	4/15/11	24,500	24,464
Toyota Credit Canada Inc.	0.371%	4/26/11	74,000	73,889
Toyota Credit Canada Inc.	0.331%	5/16/11	82,500	82,374
Toyota Credit Canada Inc.	0.341%	5/16/11	25,000	24,961
Toyota Motor Credit Corp.	0.381%	2/25/11	148,250	148,115
Toyota Motor Credit Corp.	0.381%	3/1/11	207,600	207,403
Toyota Motor Credit Corp.	0.391%	4/15/11	148,500	148,283
Toyota Motor Credit Corp.	0.371%	4/26/11	84,000	83,874
Toyota Motor Credit Corp.	0.351%	5/20/11	99,000	98,836
Toyota Motor Credit Corp.	0.351%	5/23/11	99,000	98,834
Toyota Motor Credit Corp.	0.351%	5/24/11	99,000	98,833
Toyota Motor Credit Corp.	0.381%	5/31/11	99,000	98,811
				1,996,326
Finance - Other (3.0%)
General Electric Capital Corp.	0.511%	1/19/11	247,000	246,829
General Electric Capital Corp.	0.391%	3/16/11	250,000	249,716
General Electric Capital Corp.	0.431%	4/8/11	247,000	246,623
General Electric Capital Corp.	0.411%	4/22/11	300,000	299,515
General Electric Capital Corp.	0.411%	4/27/11	494,000	493,173
General Electric Capital Corp.	0.401%	5/23/11	500,000	499,039
General Electric Capital Corp.	0.361%	5/27/11	396,000	395,299
General Electric Capital Corp.	0.361%	5/31/11	396,000	395,283
4 Straight-A Funding LLC	0.240%	1/10/11	32,600	32,591
4 Straight-A Funding LLC	0.240%	1/11/11	31,800	31,791
4 Straight-A Funding LLC	0.250%	1/18/11	89,249	89,219
4 Straight-A Funding LLC	0.250%	1/18/11	50,037	50,020
4 Straight-A Funding LLC	0.250%	1/18/11	20,150	20,143
4 Straight-A Funding LLC	0.250%	1/19/11	59,346	59,326
4 Straight-A Funding LLC	0.250%	2/4/11	34,000	33,985
4 Straight-A Funding LLC	0.250%	2/4/11	62,000	61,972
				3,204,524
Foreign Banks (4.4%)
4 Australia & New Zealand Banking Group, Ltd.	0.311%	5/3/11	197,000	196,741
Banque et Caisse d'Epargne de L'Etat	0.315%	12/2/10	81,500	81,499
Banque et Caisse d'Epargne de L'Etat	0.351%	2/14/11	99,000	98,928
Banque et Caisse d'Epargne de L'Etat	0.341%	2/18/11	110,000	109,916
Banque et Caisse d'Epargne de L'Etat	0.350%	2/28/11	72,400	72,337
4 BPCE SA	0.270%	12/1/10	182,000	182,000
4 BPCE SA	0.270%	12/6/10	550,000	549,979
4 Commonwealth Bank of Australia	0.260%	12/13/10	99,700	99,691
4 Commonwealth Bank of Australia	0.260%	1/10/11	152,150	152,106
4 Commonwealth Bank of Australia	0.391%	1/27/11	50,000	49,969
4 Commonwealth Bank of Australia	0.341%	2/11/11	37,250	37,225

4 National Australia Bank Ltd.	0.361%	1/3/11	54,400	54,382
Nordea North America Inc.	0.506%	1/21/11	200,000	199,857
Svenska Handelsbanken, Inc.	0.270%	12/2/10	123,000	122,999
4 Westpac Banking Corp.	0.481%	1/10/11	500,000	499,733
4 Westpac Banking Corp.	0.481%	1/18/11	500,000	499,680
4 Westpac Banking Corp.	0.376%	2/3/11	494,000	493,671
4 Westpac Banking Corp.	0.361%	2/4/11	433,000	432,719
4 Westpac Banking Corp.	0.376%	2/7/11	247,000	246,825
4 Westpac Banking Corp.	0.311%	4/14/11	520,000	519,400
				4,699,657
Foreign Industrial (2.1%)
4 Nestle Capital Corp.	0.230%	12/15/10	78,000	77,993
4 Nestle Capital Corp.	0.230%	12/16/10	27,700	27,697
4 Nestle Capital Corp.	0.200%	2/14/11	161,000	160,933
Nestle Finance International Ltd.	0.220%	1/10/11	287,100	287,030
Network Rail Infrastructure Finance PLC	0.220%	2/22/11	125,000	124,937
4 Novartis Finance Corp.	0.230%	12/1/10	104,000	104,000
4 Novartis Finance Corp.	0.351%	2/1/11	53,000	52,968
4 Novartis Finance Corp.	0.341%	2/7/11	198,000	197,873
4 Novartis Finance Corp.	0.321%	3/2/11	46,000	45,963
4 Novartis Securities Investment Ltd.	0.230%	12/1/10	137,500	137,500
4 Novartis Securities Investment Ltd.	0.290%	12/2/10	60,000	59,999
4 Novartis Securities Investment Ltd.	0.230%	12/3/10	30,840	30,840
4 Roche Holdings Inc.	0.230%	12/2/10	115,829	115,828
4 Roche Holdings Inc.	0.230%	12/3/10	12,000	12,000
4 Shell International Finance BV	0.401%	1/24/11	138,000	137,917
4 Shell International Finance BV	0.381%	1/26/11	99,000	98,941
4 Shell International Finance BV	0.331%	3/1/11	55,000	54,955
4 Shell International Finance BV	0.321%	3/2/11	147,750	147,628
4 Total Capital Canada, Ltd.	0.481%	1/14/11	309,400	309,218
4 Total Capital Canada, Ltd.	0.260%	1/19/11	65,100	65,077
				2,249,297
Industrial (2.0%)
4 Coca Cola Co.	0.220%	12/1/10	50,000	50,000
4 Coca Cola Co.	0.220%	12/6/10	50,000	49,998
4 Google Inc.	0.210%	12/13/10	20,000	19,999
4 Google Inc.	0.210%	12/20/10	14,500	14,498
4 Google Inc.	0.200%	2/3/11	5,000	4,998
4 Google Inc.	0.200%	2/15/11	72,000	71,970
4 Johnson & Johnson	0.200%	2/25/11	112,800	112,746
4 Johnson & Johnson	0.210%	2/28/11	57,600	57,570
4 Johnson & Johnson	0.220%	3/21/11	49,400	49,367
4 Merck & Co Inc.	0.220%	12/1/10	58,600	58,600
4 Merck & Co Inc.	0.210%	1/18/11	103,000	102,971
4 Merck & Co Inc.	0.210%	1/20/11	103,000	102,970
4 Procter & Gamble Co.	0.230%	1/4/11	83,000	82,982
4 Procter & Gamble Co.	0.280%	1/11/11	45,000	44,986
4 Procter & Gamble Co.	0.280%	1/12/11	108,150	108,115
4 Procter & Gamble Co.	0.230%	2/2/11	160,490	160,425
4 Procter & Gamble Co.	0.200%	2/9/11	36,700	36,686
4 Procter & Gamble Co.	0.200%	2/10/11	32,850	32,837
4 Procter & Gamble Co.	0.200%	2/16/11	40,200	40,183
4 Procter & Gamble Co.	0.200%	2/17/11	100,400	100,357
4 Proctor & Gamble Co	0.210%	2/24/11	25,300	25,287
4 Proctor & Gamble Co.	0.210%	2/18/11	13,350	13,344
4 Wal-Mart Stores, Inc.	0.220%	12/2/10	83,000	82,999
4 Wal-Mart Stores, Inc.	0.230%	12/6/10	82,000	81,997

4 Wal-Mart Stores, Inc.	0.230%	12/13/10	148,300	148,289
4 Wal-Mart Stores, Inc.	0.220%	1/4/11	41,100	41,091
4 Wal-Mart Stores, Inc.	0.230%	1/5/11	206,000	205,954
4 Wal-Mart Stores, Inc.	0.230%	1/11/11	140,000	139,963
4 Wal-Mart Stores, Inc.	0.235%	1/12/11	165,000	164,955
				2,206,137
Total Commercial Paper (Cost $14,355,941)				14,355,941
Certificates of Deposit (38.7%)
Domestic Banks (2.0%)
State Street Bank & Trust Co.	0.640%	1/3/11	500,000	500,000
State Street Bank & Trust Co.	0.390%	2/11/11	297,000	297,000
State Street Bank & Trust Co.	0.380%	2/15/11	150,000	150,000
State Street Bank & Trust Co.	0.370%	2/16/11	148,300	148,300
State Street Bank & Trust Co.	0.350%	3/7/11	500,000	500,000
State Street Bank & Trust Co.	0.340%	3/14/11	400,000	400,000
US Bank NA	0.250%	12/2/10	163,000	163,000
				2,158,300
Eurodollar Certificates of Deposit (16.1%)
Australia & New Zealand Banking Group, Ltd.	0.250%	12/9/10	207,000	207,000
Australia & New Zealand Banking Group, Ltd.	0.600%	1/6/11	396,000	396,000
Australia & New Zealand Banking Group, Ltd.	0.550%	1/14/11	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.400%	1/26/11	365,800	365,800
Australia & New Zealand Banking Group, Ltd.	0.400%	2/2/11	347,000	347,000
Australia & New Zealand Banking Group, Ltd.	0.400%	2/4/11	395,500	395,500
Australia & New Zealand Banking Group, Ltd.	0.350%	2/14/11	249,000	249,000
Australia & New Zealand Banking Group, Ltd.	0.325%	4/4/11	342,000	342,000
Australia & New Zealand Banking Group, Ltd.	0.310%	4/21/11	500,000	500,000
Bank of Nova Scotia	0.250%	12/9/10	500,000	500,000
Bank of Nova Scotia	0.370%	2/4/11	198,000	198,000
Commonwealth Bank of Australia	0.260%	12/14/10	500,000	500,000
Commonwealth Bank of Australia	0.260%	1/5/11	500,000	500,000
Commonwealth Bank of Australia	0.280%	1/10/11	500,000	500,000
Commonwealth Bank of Australia	0.260%	1/14/11	750,000	750,000
Commonwealth Bank of Australia	0.270%	2/2/11	640,000	640,000
Commonwealth Bank of Australia	0.265%	2/17/11	165,000	165,000
Commonwealth Bank of Australia	0.310%	4/26/11	280,000	280,000
Danske Bank A/S	0.260%	12/9/10	1,000,000	1,000,000
DNB NOR Bank ASA (London Branch)	0.270%	1/21/11	245,000	245,000
HSBC Bank PLC	0.340%	2/18/11	99,000	99,000
HSBC Bank PLC	0.320%	4/8/11	750,000	750,000
HSBC Bank PLC	0.320%	4/8/11	750,000	750,000
HSBC Bank PLC	0.320%	4/14/11	145,000	145,000
HSBC Bank PLC	0.320%	4/14/11	236,000	236,000
Lloyds TSB Bank PLC	0.280%	12/3/10	291,000	291,000
Lloyds TSB Bank PLC	0.270%	12/10/10	500,000	500,000
Lloyds TSB Bank PLC	0.280%	1/5/11	513,000	513,000
Lloyds TSB Bank PLC	0.275%	1/18/11	150,000	150,000
Lloyds TSB Bank PLC	0.270%	2/9/11	710,000	710,000
National Australia Bank Ltd.	0.260%	12/6/10	750,000	750,000
National Australia Bank Ltd.	0.270%	12/22/10	750,000	750,000
National Australia Bank Ltd.	0.270%	1/6/11	200,000	200,000
National Australia Bank Ltd.	0.275%	1/10/11	250,000	250,000
National Australia Bank Ltd.	0.460%	1/21/11	250,000	250,000
National Australia Bank Ltd.	0.410%	2/2/11	175,000	175,000
National Australia Bank Ltd.	0.370%	2/9/11	725,000	725,000
National Australia Bank Ltd.	0.360%	2/22/11	75,000	75,000
Royal Bank of Scotland PLC	0.280%	12/6/10	1,000,000	1,000,000

Societe Generale (London Branch)	0.275%	12/1/10	700,000	700,000
				17,346,300
Yankee Certificates of Deposit (20.6%)
Abbey National Treasury Services PLC (US
Branch)	0.850%	2/23/11	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.850%	2/24/11	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.850%	3/1/11	461,000	461,000
Abbey National Treasury Services PLC (US
Branch)	0.750%	3/21/11	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.740%	4/20/11	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.740%	5/3/11	530,000	530,000
Bank of Montreal (Chicago Branch)	0.250%	12/9/10	500,000	500,000
Bank of Montreal (Chicago Branch)	0.250%	1/31/11	800,000	800,000
Bank of Montreal (Chicago Branch)	0.260%	2/18/11	143,400	143,397
Bank of Montreal (Chicago Branch)	0.270%	3/1/11	450,000	450,000
Bank of Montreal (Chicago Branch)	0.270%	3/1/11	194,000	194,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/15/10	390,000	390,000
Bank of Nova Scotia (Houston Branch)	0.470%	1/10/11	536,000	536,000
Bank of Nova Scotia (Houston Branch)	0.350%	2/9/11	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.250%	2/22/11	800,000	800,000
BNP Paribas (New York Branch)	0.470%	12/1/10	75,000	75,000
Commonwealth Bank of Australia (New York
Branch)	0.510%	1/25/11	98,900	98,910
DNB NOR Bank ASA (New York Branch)	0.260%	1/7/11	750,000	750,000
DNB NOR Bank ASA (New York Branch)	0.240%	1/18/11	960,000	960,000
Nordea Bank Finland PLC (New York Branch)	0.600%	1/4/11	247,000	247,000
Nordea Bank Finland PLC (New York Branch)	0.520%	1/19/11	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.270%	2/3/11	1,000,000	1,000,000
Nordea Bank Finland PLC (New York Branch)	0.270%	2/4/11	775,000	775,000
Nordea Bank Finland PLC (New York Branch)	0.270%	2/8/11	525,000	525,000
Rabobank Nederland NV (New York Branch)	0.590%	1/14/11	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.440%	1/31/11	50,000	50,007
Rabobank Nederland NV (New York Branch)	0.430%	2/4/11	493,000	493,000
Rabobank Nederland NV (New York Branch)	0.400%	2/9/11	615,000	615,000
Rabobank Nederland NV (New York Branch)	0.330%	3/7/11	350,000	350,000
Rabobank Nederland NV (New York Branch)	0.335%	3/16/11	92,000	92,004
Rabobank Nederland NV (New York Branch)	0.325%	4/1/11	150,000	150,002
Rabobank Nederland NV (New York Branch)	0.310%	5/5/11	995,000	995,000
Royal Bank of Canada (New York Branch)	0.310%	2/28/11	989,000	989,000
Royal Bank of Canada (New York Branch)	0.310%	3/10/11	742,000	742,000
Svenska Handelsbanken (New York Branch)	0.260%	12/15/10	923,000	923,000
Svenska Handelsbanken (New York Branch)	0.285%	1/21/11	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.460%	1/27/11	48,000	48,001
Svenska Handelsbanken (New York Branch)	0.400%	1/31/11	485,000	485,000
Svenska Handelsbanken (New York Branch)	0.290%	2/25/11	1,150,000	1,150,000
Toronto Dominion Bank (New York Branch)	0.250%	12/13/10	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.300%	5/16/11	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.330%	5/26/11	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.330%	6/1/11	492,000	492,000
Westpac Banking Corp. (New York Branch)	0.470%	1/14/11	500,000	500,000
Westpac Banking Corp. (New York Branch)	0.370%	2/1/11	50,000	50,006
				22,298,327
Total Certificates of Deposit (Cost $41,802,927)				41,802,927

Repurchase Agreements (6.6%)
Barclays Capital Inc.
(Dated 11/30/10, Repurchase Value
$150,001,000, collateralized by U.S.
Treasury Bond 6.500%, 11/15/26, and U.S.
Treasury Note 3.250%, 3/31/17)	0.230%	12/1/10	150,000	150,000
Barclays Capital Inc.
(Dated 10/05/10, Repurchase Value
$578,015,000, collateralized by Federal
Home Loan Bank 0.750%-1.500%,
12/21/11-1/16/13, Federal Home Loan Bank
Discount Note, 12/3/10-5/11/10, and
Federal Home Loan Mortgage Corp.
1.375%-4.750%, 3/5/12-9/27/13)	0.220%	12/6/10	577,800	577,800
Barclays Capital Inc.
(Dated 11/18/10, Repurchase Value
$235,076,000, collateralized by Federal
Farm Credit Bank 0.400%, 11/2/12, and
Federal Home Loan Discount Note,
12/3/10)	0.190%	12/7/10	235,000	235,000
BNP Paribas Securities Corp
(Dated 11/30/10, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Bill 0.00%, 12/23/10-5/5/11)	0.240%	12/1/10	50,000	50,000
BNP Paribas Securities Corp.
(Dated 11/15/10, Repurchase Value
$764,254,000, collateralized by U.S.
Treasury Inflation Adjusted Bond 2.000%-
2.375%, 1/15/25-1/15/26, and U.S.
Treasury Inflation Adjusted Note 1.875%-
2.000%, 7/15/13-1/15/16)	0.190%	12/7/10	764,000	764,000
BNP Paribas Securities Corp.
(Dated 10/15/10, Repurchase Value
$469,151,000, collateralized by U.S.
Treasury Inflation Adjusted Bond 1.750%-
2.500%, 1/15/28-1/15/29, and U.S.
Treasury Inflation Adjusted Note 1.625%-
3.500%, 1/15/11-1/15/18)	0.200%	12/7/10	469,000	469,000
Credit Suisse Securities (USA) LLC
(Dated 11/30/10, Repurchase Value
$150,001,000, collateralized by U.S.
Treasury Note 2.750%, 10/31/13)	0.240%	12/1/10	150,000	150,000
Deutsche Bank Securities, Inc.
(Dated 11/30/10, Repurchase Value
$150,001,000, collateralized by U.S.
Treasury Note 3.625%, 2/15/20)	0.240%	12/1/10	150,000	150,000
Deutsche Bank Securities, Inc.
(Dated 10/05/10, Repurchase Value
$1,580,289,000, collateralized by U.S.
Treasury Bill 0.000%, 2/3/11-10/20/11, U.S.
Treasury Bond 3.500%-11.250%, 2/15/15-
11/15/40, U.S. Treasury Inflation Adjusted
Bond 2.500%, 1/15/29, U.S. Treasury
Inflation Adjusted Note 2.125%, 1/15/19,
and U.S. Treasury Note 0.375%-5.125%,
1/15/11-11/15/20)	0.220%	12/6/10	1,579,700	1,579,700

Deutsche Bank Securities, Inc.
(Dated 10/29/10, Repurchase Value
$735,270,000, collateralized by Federal
Home Loan Bank 3.625%-4.625%, 2/18/11-
7/1/11, Federal Home Loan Mortgage Corp.
0.375%-4.500%, 11/30/12-7/15/13, Federal
Home Loan Mortgage Corp. Discount Note,
4/18/11, Federal National Mortgage Assn.
3.625%-5.000%, 10/15/11-10/15/13, and
Federal National Mortgage Assn. Discount
Note, 3/23/11-6/20/11)	0.210%	12/7/10	735,000	735,000
J.P. Morgan Securities Inc.
(Dated 11/22/10, Repurchase Value
$387,122,000, collateralized by U.S.
Treasury Bond 7.875%, 2/15/21, and U.S.
Treasury Note 0.625%, 7/31/12)	0.180%	12/7/10	387,000	387,000
J.P. Morgan Securities Inc.
(Dated 11/23/10, Repurchase Value
$1,000,315,000, collateralized by U.S.
Treasury Note 1.750%-4.875%, 7/31/12-
2/15/20)	0.180%	12/7/10	1,000,000	1,000,000
RBC Capital Markets Corp.
(Dated 11/30/10, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Bill 0.000%, 3/10/11, and U.S.
Treasury Bond 9.875%, 11/15/15)	0.230%	12/1/10	100,000	100,000
RBS Securities, Inc.
(Dated 11/30/10, Repurchase Value
$124,621,000, collateralized by U.S.
Treasury Inflation Adjusted Note 2.000%,
1/15/14)	0.240%	12/1/10	124,620	124,620
Societe Generale
(Dated 11/12/10, Repurchase Value
$494,156,000, collateralized by U.S.
Treasury Bill 0.000%, 12/2/10-3/10/11, U.S.
Treasury Bond 3.875%-8.750%, 5/15/16-
8/15/40, U.S. Treasury Inflation Adjusted
Bond 2.000%, 1/15/26, U.S. Treasury
Inflation Adjusted Note 1.250%-2.625%,
4/15/11-7/15/19, and U.S. Treasury Note
0.500%-5.125%, 12/31/10-11/15/20)	0.190%	12/7/10	494,000	494,000
Societe Generale
(Dated 11/18/10, Repurchase Value
$188,061,000, collateralized by U.S.
Treasury Inflation Adjusted Bond 1.750%,
1/15/28, U.S. Treasury Inflation Adjusted
Note 2.500%, 7/15/16, and U.S. Treasury
Note 0.875%-2.500%, 2/29/12-3/31/15)	0.190%	12/7/10	188,000	188,000
Total Repurchase Agreements (Cost $7,154,120)				7,154,120

			Shares
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,148,387)	0.280%		1,148,386,769	1,148,387

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (0.0%)
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO (Cost $6,400)	0.300%	12/7/10	6,400	6,400
Total Taxable Municipal Bonds (Cost $6,400)				6,400
Tax-Exempt Municipal Bonds (2.2%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.320%	12/7/10	35,980	35,980
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.330%	12/7/10	27,900	27,900
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.270%	12/7/10	79,000	79,000
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District VRDO	0.300%	12/7/10	15,350	15,350
Birmingham AL Public Educational Building
StudentHousing Revenue (University of
Alabama at Birmingham Project) VRDO	0.300%	12/7/10	17,100	17,100
Board of Regents of the Univ. of Texas
System Rev. (Financing System) VRDO	0.240%	12/7/10	95,000	95,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.240%	12/7/10	58,300	58,300
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.250%	12/7/10	17,425	17,425
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.260%	12/7/10	19,000	19,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.300%	12/7/10	66,500	66,500
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.250%	12/7/10	25,650	25,650
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.310%	12/7/10	15,500	15,500
California Infrastructure & Economic
Development Bank Revenue (Orange
County Performing Arts Center) VRDO	0.250%	12/7/10	35,900	35,900
California Statewide Communities
Development Authority Revenue (Los
Angeles County Museum of Art Project)
VRDO	0.260%	12/7/10	19,000	19,000
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.300%	12/7/10	21,100	21,100
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.230%	12/7/10	23,200	23,200
Curators of the University of Missouri System
Facilities Revenue VRDO	0.270%	12/7/10	43,900	43,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.290%	12/7/10	56,100	56,100

District of Columbia Rev. (Georgetown Univ.)
VRDO	0.260%	12/7/10	17,200	17,200
District of Columbia Revenue (George
Washington University) VRDO	0.280%	12/7/10	27,560	27,560
District of Columbia Revenue (Washington
Drama Society) VRDO	0.280%	12/7/10	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.300%	12/7/10	10,600	10,600
Harris County TX Health Facilities
Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.360%	12/7/10	42,500	42,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.290%	12/7/10	17,800	17,800
Illinois Finance Auth. Rev. (Carle Healthcare
System) VRDO	0.260%	12/7/10	30,265	30,265
Jacksonville FL Captial Project Revenue
VRDO	0.350%	12/7/10	26,400	26,400
Los Angeles CA Wastewater System
Revenue VRDO	0.260%	12/7/10	37,400	37,400
Los Angeles CA Wastewater System
Revenue VRDO	0.270%	12/7/10	20,400	20,400
Los Angeles CA Wastewater System
Revenue VRDO	0.320%	12/7/10	27,740	27,740
Los Angeles CA Wastewater System
Revenue VRDO	0.320%	12/7/10	23,200	23,200
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.250%	12/7/10	18,855	18,855
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.300%	12/7/10	49,365	49,365
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Univ. of Maryland Medical System)
VRDO	0.270%	12/7/10	30,160	30,160
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.270%	12/7/10	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.260%	12/7/10	24,800	24,800
Miami-Dade County FL Special Obligation
Revenue VRDO	0.250%	12/7/10	25,350	25,350
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.310%	12/7/10	45,400	45,400
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System Rev. (Allina
Health Care) VRDO	0.260%	12/7/10	15,000	15,000
Missouri Health & Educ. Fac. Auth. Health
Fac. Rev. (BJC Health System) VRDO	0.270%	12/7/10	18,000	18,000
Nassau County NY GO VRDO	0.340%	12/7/10	19,145	19,145
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.250%	12/7/10	27,250	27,250
New Jersey Economic Development Authority
Revenue VRDO	0.300%	12/7/10	82,500	82,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.280%	12/7/10	38,730	38,730

New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.260%	12/7/10	32,800	32,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.280%	12/7/10	48,900	48,900
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.350%	12/7/10	32,500	32,500
New York City NY GO VRDO	0.250%	12/7/10	11,775	11,775
New York City NY GO VRDO	0.250%	12/7/10	9,825	9,825
New York City NY GO VRDO	0.270%	12/7/10	26,600	26,600
New York City NY GO VRDO	0.280%	12/7/10	61,600	61,600
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.240%	12/7/10	21,980	21,980
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.320%	12/7/10	31,085	31,085
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.320%	12/7/10	30,885	30,885
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.260%	12/7/10	31,500	31,500
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.250%	12/7/10	24,400	24,400
New York State Housing Finance Agency
Revenue (125 West 31st Street) VRDO	0.250%	12/7/10	42,300	42,300
New York State Housing Finance Agency
Revenue (20 River Terrace Housing) VRDO	0.250%	12/7/10	17,300	17,300
New York State Housing Finance Agency
Revenue (330 West 39th Street) VRDO	0.300%	12/7/10	26,100	26,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.270%	12/7/10	10,375	10,375
North Texas Tollway Authority System
Revenue VRDO	0.270%	12/7/10	13,500	13,500
Ohio State University General Receipts
Revenue VRDO	0.270%	12/7/10	115,300	115,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.320%	12/7/10	45,065	45,065
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.320%	12/7/10	57,850	57,850
South Carolina Transportation Infrastructure
Revenue VRDO	0.270%	12/7/10	47,300	47,300
Univ. of Texas Permanent Univ. Fund Rev.
VRDO	0.240%	12/7/10	56,670	56,670
University of South Florida Financing Corp.
COP VRDO	0.300%	12/7/10	41,535	41,535
University of Texas Permanent University
Fund Revenue VRDO	0.230%	12/7/10	66,605	66,605
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.290%	12/7/10	16,500	16,500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.290%	12/7/10	19,250	19,250
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.270%	12/7/10	10,000	10,000
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.270%	12/7/10	20,500	20,500

West Virginia Hospital Finance Authority
Revenue (Charleston Area Medical Center
Inc.) VRDO	0.320%	12/7/10	30,260	30,260
Total Tax-Exempt Municipal Bonds (Cost $2,387,480)				2,387,480
Total Investments (100.5%) (Cost $108,608,265)				108,608,265
Other Assets and Liabilities-Net (-0.5%)				(505,275)
Net Assets (100%)				108,102,990

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2010, the aggregate value of these securities was $8,436,635,000, representing 7.8% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of this security represented 0.0% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Prime Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk  associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (94.8%)
2	Fannie Mae Discount Notes	0.240%	12/15/10	25,000	24,998
2	Fannie Mae Discount Notes	0.240%	12/17/10	95,544	95,534
2	Fannie Mae Discount Notes	0.190%	1/12/11	229,450	229,399
2	Fannie Mae Discount Notes	0.190%–0.301%	1/18/11	160,000	159,939
2	Fannie Mae Discount Notes	0.190%	1/19/11	80,000	79,979
2	Fannie Mae Discount Notes	0.180%–0.200%	2/2/11	200,175	200,109
2	Fannie Mae Discount Notes	0.180%	2/14/11	120,000	119,955
2	Fannie Mae Discount Notes	0.200%	3/1/11	75,000	74,963
2	Fannie Mae Discount Notes	0.240%	3/9/11	15,000	14,990
2	Fannie Mae Discount Notes	0.240%	3/16/11	138,567	138,470
2	Fannie Mae Discount Notes	0.240%	3/23/11	30,000	29,978
2	Fannie Mae Discount Notes	0.250%	4/6/11	30,000	29,974
2	Federal Home Loan Bank Discount Notes	0.190%	12/3/10	255,000	254,997
2	Federal Home Loan Bank Discount Notes	0.200%	12/17/10	76,552	76,545
2	Federal Home Loan Bank Discount Notes	0.190%	12/31/10	146,311	146,288
2	Federal Home Loan Bank Discount Notes	0.200%	1/7/11	35,000	34,993
2	Federal Home Loan Bank Discount Notes	0.180%	1/12/11	180,000	179,962
2	Federal Home Loan Bank Discount Notes	0.190%–0.200%	1/14/11	150,000	149,964
2	Federal Home Loan Bank Discount Notes	0.250%	1/19/11	85,000	84,971
2	Federal Home Loan Bank Discount Notes	0.220%	2/11/11	75,000	74,967
2	Federal Home Loan Bank Discount Notes	0.180%	2/16/11	35,000	34,987
[2,3] Federal Home Loan Banks		0.156%	5/13/11	165,000	164,985
[2,3] Federal Home Loan Banks		0.158%	7/25/11	70,000	69,970
[2,3] Federal Home Loan Banks		0.173%	9/9/11	24,000	23,991
[2,3] Federal Home Loan Banks		0.203%	9/23/11	41,000	40,993
[2,3] Federal Home Loan Banks		0.221%	1/9/12	150,000	149,946
[2,3] Federal Home Loan Banks		0.223%	1/23/12	25,000	24,993
[2,3] Federal Home Loan Banks		0.219%	2/3/12	100,000	99,964
[2,3] Federal Home Loan Mortgage Corp.		0.340%	4/7/11	500,000	499,987
[2,3] Federal Home Loan Mortgage Corp.		0.216%	8/5/11	95,000	94,993
[2,3] Federal Home Loan Mortgage Corp.		0.213%	12/16/11	35,000	34,985
[2,3] Federal Home Loan Mortgage Corp.		0.213%	2/16/12	75,000	74,963
[2,3] Federal National Mortgage Assn.		0.273%	8/23/12	30,000	29,984
[2,3] Federal National Mortgage Assn.		0.283%	9/17/12	40,000	39,986
[2,3] Federal National Mortgage Assn.		0.273%	11/23/12	70,000	69,958
2	Freddie Mac Discount Notes	0.190%	12/6/10	115,600	115,597
2	Freddie Mac Discount Notes	0.240%	12/13/10	147,000	146,988
2	Freddie Mac Discount Notes	0.240%	12/14/10	95,290	95,282
2	Freddie Mac Discount Notes	0.200%	1/10/11	50,000	49,989
2	Freddie Mac Discount Notes	0.210%	1/11/11	100,000	99,976
2	Freddie Mac Discount Notes	0.200%–0.250%	1/18/11	88,871	88,845
2	Freddie Mac Discount Notes	0.200%	1/24/11	76,715	76,692
2	Freddie Mac Discount Notes	0.190%–0.250%	1/31/11	181,250	181,185
2	Freddie Mac Discount Notes	0.190%	2/1/11	39,101	39,088
2	Freddie Mac Discount Notes	0.173%	3/8/11	35,000	34,984
2	Freddie Mac Discount Notes	0.240%	3/14/11	20,000	19,986
2	Freddie Mac Discount Notes	0.240%	3/21/11	70,371	70,319
2	Freddie Mac Discount Notes	0.180%	3/28/11	97,800	97,743
	United States Treasury Bill	0.190%	3/3/11	200,000	199,903
	United States Treasury Bill	0.180%	3/10/11	120,000	119,941

United States Treasury Bill	0.190%	3/17/11	120,000	119,933
United States Treasury Bill	0.181%	5/19/11	100,000	99,915
United States Treasury Bill	0.196%	5/26/11	20,000	19,981
United States Treasury Bill	0.212%	6/2/11	60,000	59,936
Total U.S. Goverment and Agency Obligations (Cost $5,391,943)				5,391,943
Repurchase Agreements (7.6%)
Barclays Capital Inc.
(Dated 11/30/10, Repurchase Value
$40,031,000, collateralized by U.S Treasury
Note 0.375%, 10/31/12)	0.230%	12/1/10	40,031	40,031
Barclays Capital Inc.
(Dated 11/18/10, Repurchase Value
$12,004,000, collateralized by Federal
Home Loan Mortgage Corp. 1.125%,
7/27/12)	0.190%	12/7/10	12,000	12,000
BNP Paribas Securities Corp
(Dated 11/30/10, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Note 4.500%, 11/15/15, U.S.
Treasury Bill 0%, 5/5/11)	0.240%	12/1/10	50,000	50,000
BNP Paribas Securities Corp.
(Dated 11/15/10, Repurchase Value
$41,014,000, collateralized by U.S.
Treasury Inflation Indexed Bond 2.375%,
1/15/27, U.S. Treasury Inflation Adjusted
Note 2.000%, 1/15/14)	0.190%	12/7/10	41,000	41,000
BNP Paribas Securities Corp.
(Dated 10/15/10, Repurchase Value
$26,008,000, collateralized by U.S.
Treasury Inflation Indexed Bond 2.375%,
1/15/27, U.S. Treasury Inflation Adjusted
Note 0.500%-3.375%, 1/15/12-4/15/15)	0.200%	12/7/10	26,000	26,000
Deutsche Bank Securities, Inc.
(Dated 10/12/10, Repurchase Value
$60,0016,000, collateralized by U.S.
Treasury Note 2.375%, 9/30/14)	0.200%	12/1/10	60,000	60,000
Deutsche Bank Securities, Inc.
(Dated 10/5/10, Repurchase Value
$86,432,000, collateralized by U.S Treasury
Note 2.375%-2.750%, 10/31/14-5/31/17,
U.S. Treasury Inflation Adjusted Bond
2.125%, 2/15/40)	0.220%	12/6/10	86,400	86,400
Deutsche Bank Securities, Inc.
(Dated 10/29/10, Repurchase Value
$40,015,000, collateralized by Federal
National Mortgage Assn. 2.750%, 3/13/14,
Federal Home Loan Mortgage Corp.
Discount Note, 5/31/11)	0.210%	12/7/10	40,000	40,000
J.P. Morgan Securities Inc.
(Dated 11/22/10, Repurchase Value
$20,006,000, collateralized by U.S.
Treasury Note 1.375%, 4/15/12)	0.180%	12/7/10	20,000	20,000
RBS Securities, Inc.
(Dated 11/30/10, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Inflation Adjusted Note 2.000%,
1/15/14)	0.240%	12/1/10	50,000	50,000

Societe Generale
(Dated 11/18/10, Repurchase Value
$10,003,000, collateralized by U.S.
Treasury Note 2.500%, 3/31/15)	0.190%	12/7/10	10,000	10,000
Total Repurchase Agreements (Cost $435,431)				435,431
Total Investments (102.4%) (Cost $5,827,374)				5,827,374
Other Assets and Liabilities-Net (-2.4%)				(138,239)
Net Assets (100%)				5,689,135

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.